Intangibles and other assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets [Text Block]

11.    Intangibles and other assets

Intangibles and other assets of $21,173 includes $15,764 of other assets (December 31, 2019 - $5,384) and $5,409 of intangibles (December 31, 2019 - $5,027).

Other assets represent the carrying value of certain future community costs. The liability remaining for these agreements is recorded in other financial liabilities at amortized cost (note 15)). Amortization of the carrying amount is recorded in the consolidated income statements within other expenses (note 6d) or exploration expense, depending on the nature of the agreement. The increase in other assets during the year ended December 31, 2020 primarily relates to amendments to the original agreements with communities for the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation.

Intangibles mainly represent computer software costs.

	Dec. 31, 2020		Dec. 31, 2019
Cost
Balance, beginning of year		$21,538		$18,557
Additions		1,466		2,325
Disposals		—		(96)
Effects of movement in exchange rates		346		752
Balance, end of year		23,350		21,538

Accumulated amortization
Balance, beginning of year		16,511		14,395
Additions		1,138		1,606
Disposals		—		(96)
Effects of movement in exchange rates		292		606
Balance, end of year		17,941		16,511
Intangibles, net book value		$5,409	$